Document And Entity Information	Jul. 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 09, 2024
Entity Registrant Name	Getaround, Inc.
Entity Central Index Key	0001839608
Entity Emerging Growth Company	true
Entity File Number	001-40152
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3122877
Entity Address, Address Line One	PO Box 24173
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94623
City Area Code	415
Local Phone Number	295-5725
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GETR
Security Exchange Name	NYSE